Segmented information: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	Mar. 31, 2011
Segmented information:
Number of reportable operating segments		6
Segmented information
Number of new reportable operating segments		3
Less: equity investee revenues	$ 223,761	$ 470,101	$ 164,414
Total consolidated revenues	87,696	155,626	36,775
Depreciation and amortization:	(6,200)	(11,395)	(3,375)
Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(60,211)	(106,376)	(44,228)
Foreign exchange loss (gain), bank charges, interest and other	(1,136)	1,922	3,735
Loss before undernoted	(59,075)	(108,298)	(47,963)
Income from investment accounted for by the equity method	14,458	16,190	8,627
Loss before income taxes	(46,954)	(97,036)	(41,721)
Goodwill	55,814	56,879	8,202
Long-term investments	26,307	19,118
Toal assets before equity investees total assets	440,109	646,651
Less: equity investees total assets	114,347	156,574
Total assets	325,762	490,077
Reportable segment
Segmented information
Total segment revenues	311,457	625,727	201,189
Net segment operating loss	(6,300)	(49,848)	(12,081)
Less: equity investees operating income	47,711	45,133	28,772
Net consolidated operating loss excluding depreciation and amortization, foreign exchange loss (gain) and bank charges and other:	(54,011)	(94,981)	(40,853)
Depreciation and amortization:	(6,200)	(11,395)	(3,375)
Loss before undernoted	(61,115)	(108,298)	(46,921)
Interest on long-term debt and other income (expense), net	(2,337)	(4,928)	(2,385)
Income from investment accounted for by the equity method	16,498	16,190	7,585
Loss before income taxes	(46,954)	(97,036)	(41,721)
Total additions to long-lived assets excluding business combinations:	13,392	31,566	3,613
Applied Technologies
Segmented information
Total segment revenues	55,064	91,675	22,053
Net segment operating loss	1,051	10,868	(5,170)
Depreciation and amortization:	(5,048)	(7,905)	(1,305)
Goodwill		51,711
Toal assets before equity investees total assets	169,898	161,206
Total assets	169,898
On-Road Systems
Segmented information
Total segment revenues	22,451	40,706	6,594
Net segment operating loss	(32,625)	(43,503)	(19,985)
Goodwill		5,168
Long-term investments	637	574
Toal assets before equity investees total assets	49,347	85,401
New Markets and Off-Road Systems
Segmented information
Net segment operating loss	(2,670)	(12,324)
CWI
Segmented information
Total segment revenues	138,844	198,015	111,287
Net segment operating loss	42,832	35,368	25,399
Income from investment accounted for by the equity method	12,958	13,232	7,999
Toal assets before equity investees total assets	72,436	69,577
WWI
Segmented information
Total segment revenues	84,917	272,086	53,127
Net segment operating loss	4,879	9,765	3,373
Toal assets before equity investees total assets	41,911	86,997
Coporate and Technology Investments
Segmented information
Total segment revenues	10,181	23,245	8,128
Net segment operating loss	(19,767)	(50,022)	(15,698)
Long-term investments	25,670	18,544
On-Road Systems and Corporate
Segmented information
Depreciation and amortization:	(1,152)	(3,490)	(2,070)
Corporate and unallocated assets
Segmented information
Toal assets before equity investees total assets	$ 106,517	$ 243,470